COMMITMENTS (Schedule of Supplemental Cash Flow Information Related to Leases) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Cash paid for amounts included in the measurement of leases liabilities:
Operating cash flows from operating leases	$ 306	$ 475